Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
The estimated useful lives of property and equipment are as follows:

Estimated Useful Lives
Electronic equipment	3 years
Furniture, computers and office equipment	3 years
Network equipment	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
Property and equipment, net consisted of the following:

	As of December 31,
	2019	2020
	(US$)
Cost:
Network equipment	$6,976,107	$19,900,918
Leasehold improvements	1,089,970	1,950,310
Electronic equipment	1,170,866	2,232,004
Furniture, computers and office equipment	443,453	873,626
Total cost	9,680,396	24,956,858
Less: accumulated depreciation	(3,398,406)	(8,203,008)
Property and equipment, net	$6,281,990	$16,753,850